7. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Derivative liability	$ 1,506,414	$ 1,301,138
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 1,506,414	$ 1,301,138